UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04919

                -------------------------------------------------

                                UBS Series Trust

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114

--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

[LOGO OF UBS] UBS Global Asset
                  Management

              UBS SERIES TRUST
              U.S. ALLOCATION PORTFOLIO
              ANNUAL REPORT
              DECEMBER 31, 2005

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

February 15, 2006

DEAR CONTRACT OWNER,

We present you with the annual report for UBS Series Trust -- U.S. Allocation Portfolio for the fiscal year ended December 31, 2005.

PERFORMANCE

During the fiscal year ended December 31, 2005, the Portfolio's Class H shares returned 6.79%. Since the Portfolio invests in both stocks and bonds, we feel it is appropriate to compare the Portfolio's performance to the U.S. Allocation Fund Index* (the "Index"), which returned 4.94% over the same time frame. The S&P 500 Index returned 4.91% during the Portfolio's fiscal year. (For Class H and Class I returns over various time periods, please refer to "Performance at a Glance" on page 6.)

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

INVESTMENT GOAL:

Total return, consisting of long-term capital appreciation and current income.

PORTFOLIO MANAGERS:

Portfolio Management Team, including Brian Singer UBS Global Asset Management
(US) Inc.

COMMENCEMENT:

Class H--September 28, 1998
Class I--January 5, 1999

DIVIDEND PAYMENTS:

Annually

--------------------------------------------------------------------------------

AN INTERVIEW WITH LEAD PORTFOLIO MANAGER BRIAN SINGER

Q: HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A: Although the US economy faced a number of challenges during the reporting period, including high oil prices, rising short-term interest rates, continuing challenges on a geopolitical level and a devastating hurricane season at home, it ultimately proved to be quite resilient by most measures. Gross domestic product (GDP) growth rates for the first three quarters of the year averaged more than 3.7%. Although advance estimates for the fourth quarter came in at 1.1%, which is well below the current trend, data indicate the lower growth rate was likely the result of lackluster consumer spending during the fourth quarter, and we believe GDP growth may pick up again in 2006.

Q: HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC
   ENVIRONMENT?

A: As expected, the Fed continued to raise interest rates in an attempt to temper growth and ward off a potential increase in inflation. After five rate hikes in 2004, the Fed again increased the federal funds rate eight additional times during the

* An unmanaged index (formerly known as the U.S. Tactical Allocation Fund Index) compiled by the Advisor, constructed as follows: From September 28, 1998 (Portfolio's inception) until February 29, 2004: 100% S&P 500 Index Fund; From March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch U.S. High Yield Cash Pay Index; From June 1, 2005 until present: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch U.S. High Yield Cash Pay Constrained Index.

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                                                                               1

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

   reporting period and once more after the period ended. In total, the Fed's 14 rate hikes have driven the federal funds rate from 1.00% to 4.50%. Also of note, Ben Bernanke replaced Alan Greenspan as Chairman of the Fed at the end of his term in February 2006. Mr. Bernanke has pledged continuity with the Greenspan era, and we believe the market generally regards this appointment as positive news.

Q: HOW DID YOU ALLOCATE THE PORTFOLIO OVER THE REPORTING PERIOD?

A: As the reporting period began, 68%* of the Portfolio was held in stocks versus a 65% stock allocation within the U.S. Allocation Fund Index. This was consistent with our estimates of intrinsic value and our belief that economic conditions were favorable for equities. At the same time, our analysis indicated that investment grade bonds were somewhat overvalued, and high yield bonds were very overvalued. As a result, we held 26% of the Portfolio in investment grade bonds, 2% in high yield bonds and 4% in cash and cash equivalents. These positions were not strategic long-term allocations, but rather the result of our ongoing analysis of current asset class valuations. This compared with a 30% and 5% weight for the Index in investment grade bonds and high yield bonds, respectively.

   Over the course of the fiscal year, we made a series of adjustments to the Portfolio's asset allocation. After increasing our investment grade fixed-income exposure during the first quarter to "neutral" or 30%, we went on to underweight the asset class for the remainder of the year, beginning in May. Credit downgrades in the auto industry, a flattening yield curve and rising interest rates all made the investment grade sector of the fixed income market appear relatively unattractive. Our underweight position benefited performance for the year.

   Our positioning within the high yield sector remained fairly constant, on the other hand. We underweighted the sector throughout the year, as we believed it to be quite overvalued. At year-end, 2% of the Portfolio was invested in high yield securities, and our limited exposure generally helped performance.

   Within equities, we reduced our overweight exposure twice to return to a neutral stance. While our allocation to the equity market had little effect on "relative" performance, our stock selection significantly added to the Portfolio's returns over the year. This keeps with our current thesis on US equities -- namely, that the vast majority of investment opportunities at the moment are likely to be the product of bottom-up research rather than top-down macroeconomic themes. At the end of the reporting period, in terms of actual portfolio weightings, 66% of the Portfolio was allocated to stocks, 27% to investment grade bonds, 2% to high yield bonds and 5% to cash and cash equivalents.

Q: WHAT PARTICULAR AREAS OF THE STOCK AND BOND MARKETS DID YOU FIND COMPELLING?

A: Within equities, construction and real property, in which we held overweight positions, added to performance over the period. The housing market remained strong throughout the year, and companies in this industry were able to take

* As a percentage of net assets.

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2

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

   advantage of high demand for their services. Conversely, our underweight position in computer hardware -- and specifically, not owning IBM, which declined during the year -- contributed positively to relative performance. Our underweight position in energy, however, detracted from returns. Nonetheless, based on our extensive research in the sector, we believe energy prices are unsustainably high and that most energy stocks are currently overvalued.

   Within fixed income, our sector weightings had a positive effect on performance, while security selection detracted from performance. Mortgage-backed securities (namely, residential mortgages) detracted most from returns, while commercial mortgage-backed securities had the largest positive effect (although our security selection in the sector did not add value). On a related note, throughout the year, our duration and yield-curve strategies boosted Portfolio performance.

Q: WHAT IS YOUR OUTLOOK FOR THE MARKETS AND THE PORTFOLIO?

A: Currently, consensus estimates put US GDP growth above 3.0% throughout 2006.
   The market also seems to be anticipating only one additional Fed rate hike before the Board takes a break from its current tightening campaign. While our own outlook calls for continued economic growth (albeit at a potentially slower pace than in 2005), we are less comfortable in predicting an end to rising short-term rates, which we believe is a trend that could continue for some time. Nonetheless, bottom-up research and a well-diversified portfolio should prove beneficial to investors in the months and years ahead.

We thank you for your continued support and welcome any comments or questions you may have. For more information on the UBS family of funds*, including more current performance, please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. DOUGLAS BECK, CFA
President
UBS Series Trust -- U.S. Allocation Portfolio
Executive Director
UBS Global Asset Management (US) Inc.

/s/ Brian Singer

BRIAN SINGER
Lead Portfolio Manager
UBS Series Trust -- U.S. Allocation Portfolio
Regional Chief Investment Officer
UBS Global Asset Management (US) Inc.

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                                                                               3

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

This letter is intended to assist shareholders in understanding how the Portfolio performed during the fiscal year ended December 31, 2005. The views and opinions in the letter were current as of February 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent or results. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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4

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO (CLASS H), THE S&P 500 INDEX* AND THE U.S. ALLOCATION FUND INDEX**, FROM SEPTEMBER 28, 1998 (INCEPTION OF THE FUND'S CLASS H SHARES) THROUGH DECEMBER 31, 2005.

                            [CHART OF U.S. ALLOCATION PORTFOLIO]

                      UBS Series Trust-                                     U.S. Allocation
                  U.S. Allocation Portfolio       S&P 500 Index*              Fund Index**
09/28/98                  $10,000                    $10,000                    $10,000
09/30/98                   10,000                      9,699                      9,699
10/31/98                   11,150                     10,488                     10,488
11/30/98                   11,817                     11,123                     11,123
12/31/98                   12,506                     11,764                     11,764
01/31/99                   13,018                     12,256                     12,256
02/28/99                   12,607                     11,875                     11,875
03/31/99                   13,094                     12,350                     12,350
04/30/99                   13,572                     12,829                     12,829
05/31/99                   13,245                     12,526                     12,526
06/30/99                   13,958                     13,221                     13,221
07/31/99                   13,538                     12,808                     12,808
08/31/99                   13,471                     12,745                     12,745
09/30/99                   13,098                     12,395                     12,395
10/31/99                   13,912                     13,180                     13,180
11/30/99                   14,181                     13,448                     13,448
12/31/99                   14,811                     14,240                     14,240
01/31/00                   14,425                     13,524                     13,524
02/29/00                   14,317                     13,268                     13,268
03/31/00                   15,029                     14,566                     14,566
04/30/00                   14,837                     14,128                     14,128
05/31/00                   14,708                     13,838                     13,838
06/30/00                   14,901                     14,180                     14,180
07/31/00                   14,727                     13,958                     13,958
08/31/00                   15,424                     14,825                     14,825
09/30/00                   15,066                     14,042                     14,042
10/31/00                   15,057                     13,983                     13,983
11/30/00                   14,506                     12,881                     12,881
12/31/00                   14,525                     12,944                     12,944
01/31/01                   15,039                     13,403                     13,403
02/28/01                   13,662                     12,181                     12,181
03/31/01                   12,795                     11,409                     11,409
04/30/01                   13,785                     12,296                     12,296
05/31/01                   13,875                     12,378                     12,378
06/30/01                   13,525                     12,077                     12,077
07/31/01                   13,385                     11,958                     11,958
08/31/01                   12,545                     11,209                     11,209
09/30/01                   11,516                     10,304                     10,304
10/31/01                   11,736                     10,501                     10,501
11/30/01                   12,625                     11,306                     11,306
12/31/01                   12,725                     11,405                     11,405
01/31/02                   12,535                     11,239                     11,239
02/28/02                   12,275                     11,022                     11,022
03/31/02                   12,735                     11,437                     11,437
04/30/02                   11,954                     10,743                     10,743
05/31/02                   11,863                     10,664                     10,664
06/30/02                   11,007                      9,904                      9,904
07/31/02                   10,141                      9,133                      9,133
08/31/02                   10,201                      9,193                      9,193
09/30/02                    9,084                      8,194                      8,194
10/31/02                    9,879                      8,915                      8,915
11/30/02                   10,453                      9,439                      9,439
12/31/02                    9,839                      8,885                      8,885
01/31/03                    9,567                      8,652                      8,652
02/28/03                    9,416                      8,522                      8,522
03/31/03                    9,507                      8,605                      8,605
04/30/03                   10,282                      9,314                      9,314
05/31/03                   10,822                      9,805                      9,805
06/30/03                   10,955                      9,930                      9,930
07/31/03                   11,139                     10,105                     10,105
08/31/03                   11,353                     10,302                     10,302
09/30/03                   11,220                     10,192                     10,192
10/31/03                   11,853                     10,769                     10,769
11/30/03                   11,944                     10,864                     10,864
12/31/03                   12,556                     11,433                     11,433
01/31/04                   12,781                     11,643                     11,643
02/29/04                   12,954                     11,805                     11,805
03/31/04                   12,750                     11,627                     11,745
04/30/04                   12,538                     11,445                     11,491
05/31/04                   12,579                     11,602                     11,577
06/30/04                   12,785                     11,827                     11,754
07/31/04                   12,518                     11,436                     11,508
08/31/04                   12,734                     11,482                     11,615
09/30/04                   12,888                     11,606                     11,749
10/31/04                   13,115                     11,784                     11,915
11/30/04                   13,465                     12,260                     12,253
12/31/04                   13,897                     12,678                     12,579
01/31/05                   13,712                     12,369                     12,385
02/28/05                   13,825                     12,629                     12,549
03/31/05                   13,722                     12,405                     12,374
04/30/05                   13,607                     12,170                     12,243
05/31/05                   13,889                     12,557                     12,596
06/30/05                   14,119                     12,575                     12,685
07/31/05                   14,412                     13,043                     12,997
08/31/05                   14,381                     12,924                     12,970
09/30/05                   14,433                     13,028                     12,997
10/31/05                   14,381                     12,811                     12,803
11/30/05                   14,726                     13,296                     13,149
12/31/05                   14,841                     13,300                     13,200

                                        [END CHART]

The graph depicts the performance of the Class H shares of the UBS Series Trust -- U.S. Allocation Portfolio (the "Portfolio") versus the U.S. Allocation Fund Index and the S&P 500 Index since September 28, 1998, the inception date of the Portfolio's Class H shares. The performance of Class I shares will vary from the performance of Class H shares based on different fees paid by shareholders investing in the different share classes. Past performance does not predict future performance, and the performance provided does not reflect separate account charges applicable to variable annuity contracts. Performance results assume reinvestment of all dividend and capital gain distributions at net asset value on ex-dividend dates. It is important to note that the Portfolio is a professionally managed mutual fund, while the Indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

* The S&P 500 Index is an unmanaged weighted index composed of 500 widely held common stocks varying in composition, and is not available for direct investment.

** An unmanaged index (formerly known as the U.S. Tactical Allocation Fund
   Index) compiled by the Advisor, constructed as follows: From September
   28, 1998 (Portfolio's inception) until February 29, 2004: 100% S&P 500 Index Fund; From March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch U.S. High Yield Cash Pay Index; From June 1, 2005 until present: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch U.S. High Yield Cash Pay Constrained Index.

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PERFORMANCE AT A GLANCE (UNAUDITED)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12/31/05

                                                                                 SINCE
                                     6 MONTHS        1 YEAR      5 YEARS      INCEPTION(o)
------------------------------------------------------------------------------------------
Class H*                               5.11%         6.79%        0.43%           5.59%
------------------------------------------------------------------------------------------
Class I*                               5.04          6.60         0.20            2.28
------------------------------------------------------------------------------------------
S&P 500 Index**                        5.77          4.91         0.55            4.00
------------------------------------------------------------------------------------------
U.S. Allocation Fund Index***          4.06          4.94         0.39            3.90
------------------------------------------------------------------------------------------

(o) Since inception returns are calculated as of the commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Since inception returns for the S&P 500 Index and the U.S. Allocation Fund Index are calculated as of September 28, 1998, which is the inception date of the oldest share class (Class H).

* Class H and Class I shares do not bear initial or contingent deferred sales charges. Class I shares bear ongoing distribution fees; Class H shares do not bear similar fees.

** The S&P 500 Index is an unmanaged weighted index composed of 500 widely held common stocks varying in composition, and is not available for direct investment.

*** An unmanaged index (formerly known as the U.S. Tactical Allocation Fund
    Index) compiled by the Advisor, constructed as follows: From September 28, 1998 (Portfolio's inception) until February 29, 2004: 100% S&P 500 Index Fund; From March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch U.S. High Yield Cash Pay Index; From June 1, 2005 until present: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch U.S. High Yield Cash Pay Constrained Index.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RESULTS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS AT NET ASSET VALUE ON THE EX-DIVIDEND DATES AND DOES NOT REFLECT SEPARATE ACCOUNT CHARGES APPLICABLE TO VARIABLE ANNUITY CONTRACTS. TOTAL RETURNS FOR THE PERIOD OF LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

--------------------------------------------------------------------------------
6

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

UNDERSTANDING YOUR PORTFOLIO'S EXPENSES (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, distribution fees (if applicable) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as contract level charges that may be applicable to variable annuity contracts. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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                                                                               7

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

UNDERSTANDING YOUR PORTFOLIO'S EXPENSES (UNAUDITED)(CONCLUDED)

                                            Beginning           Ending             Expenses Paid
                                          Account Value      Account Value         During Period*
                                          July 1, 2005     December 31, 2005    07/01/05 to 12/31/05
----------------------------------------------------------------------------------------------------
Class H      Actual                         $1,000.00          $1,051.10               $4.34
----------------------------------------------------------------------------------------------------

             Hypothetical (5%
             annual return before
             expenses)                       1,000.00           1,020.97                4.28
----------------------------------------------------------------------------------------------------
Class I      Actual                          1,000.00           1,050.40                5.53
----------------------------------------------------------------------------------------------------

             Hypothetical (5%
             annual return before
             expenses)                       1,000.00           1,019.81                5.45
----------------------------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratios: Class H:
  0.84% and Class I: 1.07%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
8

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS                  12/31/05                            6/30/05                            12/31/04
----------------------------------------------------------------------------------------------------------------
Net Assets (mm)                    $52.9                              $70.1                               $75.7
----------------------------------------------------------------------------------------------------------------
Number of Securities               145                                183                                 179
----------------------------------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION*           12/31/05                            6/30/05                            12/31/04
----------------------------------------------------------------------------------------------------------------
Common Stocks and Warrants         61.4%                              59.6%                               62.1%
----------------------------------------------------------------------------------------------------------------
Bonds                              27.4                               24.9                                25.9
----------------------------------------------------------------------------------------------------------------
Investment Companies                6.5                                7.0                                 7.6
----------------------------------------------------------------------------------------------------------------
Cash Equivalents and Other
   Assets Less Liabilities          4.7                                8.5                                 4.4
----------------------------------------------------------------------------------------------------------------
Total                             100.0%                             100.0%                              100.0%
================================================================================================================

TOP FIVE EQUITY SECTORS*         12/31/05                            6/30/05                            12/31/04
----------------------------------------------------------------------------------------------------------------
Financials                         16.2%                              15.6%                               21.1%
----------------------------------------------------------------------------------------------------------------
Health Care                        11.7                               11.0                                12.4
----------------------------------------------------------------------------------------------------------------
Consumer Discretionary              9.2                                7.2                                 9.4
----------------------------------------------------------------------------------------------------------------
Information Technology              7.6                                6.6                                 4.5
----------------------------------------------------------------------------------------------------------------
Industrials                         6.7                                6.0                                 7.1
----------------------------------------------------------------------------------------------------------------
Total                              51.4%                              46.4%                               54.5%
================================================================================================================

TOP TEN EQUITY SECURITIES*       12/31/05                            6/30/05                            12/31/04
----------------------------------------------------------------------------------------------------------------
Citigroup                           2.9%      Citigroup                2.7%       Citigroup                2.7%
----------------------------------------------------------------------------------------------------------------
Microsoft                           2.4       Nextel Communications    2.1        Johnson & Johnson        2.5
----------------------------------------------------------------------------------------------------------------
Morgan Stanley                      2.0       Johnson & Johnson        2.0        Nextel Communications    2.2
----------------------------------------------------------------------------------------------------------------
Wells Fargo                         1.9       Wells Fargo              1.9        Wells Fargo              2.1
----------------------------------------------------------------------------------------------------------------
                                                                                  Burlington Northern
Wyeth                               1.9       Microsoft                1.9           Santa Fe              2.1
----------------------------------------------------------------------------------------------------------------
Sprint Nextel                       1.8       UnitedHealth Group       1.9        Morgan Stanley           2.0
----------------------------------------------------------------------------------------------------------------
UnitedHealth Group                  1.7       Morgan Stanley           1.7        Allergan                 1.8
----------------------------------------------------------------------------------------------------------------
American International Group        1.6       Exelon                   1.6        Exxon Mobil              1.8
----------------------------------------------------------------------------------------------------------------
Exelon                              1.6       J.P.Morgan               1.4        Microsoft                1.8
----------------------------------------------------------------------------------------------------------------
                                              Federal Home Loan                   Federal Home Loan
J.P. Morgan                         1.5          Mortgage              1.4           Mortgage              1.7
----------------------------------------------------------------------------------------------------------------
Total                              19.3%                              18.6%                               20.7%
================================================================================================================

* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

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                                                                               9

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

FIXED INCOME SECTOR ALLOCATION*     12/31/05              6/30/05               12/31/04
----------------------------------------------------------------------------------------
Mortgage & Agency
   Debt Securities                     9.9%                12.0%                 12.0%
----------------------------------------------------------------------------------------
U.S. Government
   Obligations                         7.4                  3.7                   4.3
----------------------------------------------------------------------------------------
Corporate Bonds                        4.7                  4.9                   5.0
----------------------------------------------------------------------------------------
Commercial
   Mortgage-Backed
   Securities                          3.6                  2.4                   2.4
----------------------------------------------------------------------------------------
Asset-Backed
   Securities                          1.7                  1.7                   2.1
----------------------------------------------------------------------------------------
International
   Government
   Obligations                         0.1                  0.2                   0.1
----------------------------------------------------------------------------------------
Total                                 27.4%                24.9%                 25.9%
----------------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
10

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)(CONCLUDED)

TOP TEN FIXED
INCOME SECURITIES*            12/31/05                             6/30/05                             12/31/04
---------------------------------------------------------------------------------------------------------------
U.S. Treasury                            GNMA                                 GNMA
   Bonds, 8.750%                            Certificates, 6.500%                 Certificates, 6.500%
   due 05/15/17                 1.6%        due 06/15/29             1.8%        due 06/15/29             2.0%
---------------------------------------------------------------------------------------------------------------
U.S. Treasury                            FNMA                                 FNMA
   Notes, 3.625%                            Certificates, 5.500%                 Certificates, 5.500%
   due 06/15/10                 1.5         due 10/01/33             1.8         due 10/01/33             1.8
---------------------------------------------------------------------------------------------------------------
FNMA                                     FNMA                                 U.S. Treasury
   Certificates, 6.500%,                    Certificates, 6.500%                 Bonds, 4.000%
   due 12/01/29                 1.4         due 12/01/29             1.3         due 02/15/14             1.6
---------------------------------------------------------------------------------------------------------------
FNMA                                     FHLMC                                FHLMC
   Certificates, 5.000%,                    Certificates, 5.000%                 Certificates, 5.125%
   maturity to be assigned      1.4         due 01/30/14             1.2         due 07/15/12             1.6
---------------------------------------------------------------------------------------------------------------
U.S. Treasury                            GNMA                                 FNMA
   Bonds, 6.250%                            Certificates, 6.000%                 Certificates, 6.500%
   due 05/15/30                 1.1         due 07/15/29             1.0         due 12/01/29             1.5
---------------------------------------------------------------------------------------------------------------
GNMA                                     U.S. Treasury Inflation              U.S. Treasury
   Certificates, 6.000%                     Index Notes, 2.000%                  Notes, 2.750%
   due 07/15/29                 1.1         due 01/15/14             0.9         due 07/31/06             1.2
---------------------------------------------------------------------------------------------------------------
U.S. Treasury                            FHLMC                                FHLMC
   Notes, 4.125%                            Certificates, 5.625%                 Certificates, 5.000%
   due 05/15/15                 0.9         due 03/15/11             0.9         due 01/30/14             1.1
---------------------------------------------------------------------------------------------------------------
U.S. Treasury                            U.S. Treasury                        GNMA
   Notes, 3.875%                            Notes, 3.750%                        Certificates, 6.000%
   due 05/15/09                 0.9         due 03/31/07             0.9         due 07/15/29             1.1
---------------------------------------------------------------------------------------------------------------
U.S. Treasury                            FHLMC                                WFS Financial Owner
   Notes, 3.875%                            Certificates, 5.125%                 Trust, 4.500%
   due 02/15/13                 0.9         due 07/15/12             0.9         due 02/20/10             0.7
---------------------------------------------------------------------------------------------------------------
Asset Securitization
   Corp., Series
   1995-MD4,                             WFS Financial Owner                  U.S. Treasury
   Class A3, 7.384%,                        Trust, 4.500%                        Notes, 2.500%
   due 8/13/29                  0.8         due 02/20/10             0.6         due 09/30/06              0.7
---------------------------------------------------------------------------------------------------------------
Total                          11.6%                                11.3%                                13.3%
---------------------------------------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

COMMON STOCKS - 61.44%

                                    NUMBER OF
SECURITY DESCRIPTION                 SHARES               VALUE
---------------------------------------------------------------
AEROSPACE & DEFENSE--1.65%

Lockheed Martin Corp.                 7,400            $470,862
---------------------------------------------------------------
Northrop Grumman Corp.                6,700             402,737
---------------------------------------------------------------
                                                        873,599
===============================================================
AIR FREIGHT & COURIERS--1.00%

FedEx Corp.                           5,100             527,289
===============================================================
AUTO COMPONENTS--1.48%

BorgWarner, Inc.                      3,600             218,268
---------------------------------------------------------------
Johnson Controls, Inc.(1)             7,700             561,407
---------------------------------------------------------------
                                                        779,675
===============================================================
BANKS--5.15%

Fifth Third Bancorp                  16,000             603,520
---------------------------------------------------------------
Mellon Financial Corp.               20,100             688,425
---------------------------------------------------------------
PNC Financial Services Group          7,000             432,810
---------------------------------------------------------------
Wells Fargo & Co.                    15,900             998,997
---------------------------------------------------------------
                                                      2,723,752
===============================================================
BEVERAGES--0.46%

Anheuser-Busch Cos., Inc.             5,600             240,576
===============================================================
BIOTECHNOLOGY--1.00%

Genzyme Corp.*                        7,500             530,850
===============================================================
BUILDING PRODUCTS--1.23%

Masco Corp.(1)                       21,600             652,104
===============================================================
COMMERCIAL SERVICES & SUPPLIES--0.46%

Cendant Corp.                        14,200             244,950
===============================================================
COMPUTERS & PERIPHERALS--0.75%

Dell, Inc.*                          13,200             395,868
===============================================================
DIVERSIFIED FINANCIALS--7.79%

Citigroup, Inc.                      31,600           1,533,548
---------------------------------------------------------------
Federal Home Loan Mortgage Corp.     10,800             705,780
---------------------------------------------------------------
J.P. Morgan Chase & Co.              20,200             801,738
---------------------------------------------------------------
Morgan Stanley                       19,000           1,078,060
---------------------------------------------------------------
                                                      4,119,126
===============================================================
DIVERSIFIED TELECOMMUNICATION SERVICES--2.57%

AT&T, Inc.                           16,000             391,840
---------------------------------------------------------------
Sprint Nextel Corp.                  41,288             964,488
---------------------------------------------------------------
                                                      1,356,328
===============================================================
ELECTRIC UTILITIES--2.62%

American Electric Power Co., Inc.     8,000             296,720
---------------------------------------------------------------
Exelon Corp.                         16,300             866,182
---------------------------------------------------------------
Northeast Utilities                   4,200              82,698
---------------------------------------------------------------
Pepco Holdings, Inc.                  6,300             140,931
---------------------------------------------------------------
                                                      1,386,531
===============================================================
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.08%

Mettler-Toledo International, Inc.*   5,400             298,080
---------------------------------------------------------------
Waters Corp.*                         7,200             272,160
---------------------------------------------------------------
                                                        570,240
===============================================================
ENERGY EQUIPMENT & SERVICES--0.99%

Baker Hughes, Inc.                    3,100             188,418
---------------------------------------------------------------
GlobalSantaFe Corp.                   6,900             332,235
---------------------------------------------------------------
                                                        520,653
===============================================================
FOOD & DRUG RETAILING--0.81%

Kroger Co.*                          22,800             430,464
===============================================================
GAS UTILITIES--1.02%

NiSource, Inc.                        9,600             200,256
---------------------------------------------------------------
Sempra Energy                         7,600             340,784
---------------------------------------------------------------
                                                        541,040
===============================================================
HEALTH CARE EQUIPMENT & SUPPLIES--0.86%

Medtronic, Inc.                       4,100             236,037
---------------------------------------------------------------
Zimmer Holdings, Inc.*                3,200             215,808
---------------------------------------------------------------
                                                        451,845
===============================================================

--------------------------------------------------------------------------------
12

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

COMMON STOCKS--(CONCLUDED)

                                    NUMBER OF
SECURITY DESCRIPTION                 SHARES               VALUE
---------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.48%

Caremark Rx, Inc.*                    6,200         $   321,098
---------------------------------------------------------------
HEALTHSOUTH Corp.*                   23,600             115,640

UnitedHealth Group, Inc.             14,100             876,174
---------------------------------------------------------------
                                                      1,312,912
===============================================================
HOTELS, RESTAURANTS & LEISURE--0.88%

Carnival Corp.                        8,700             465,189
===============================================================
INSURANCE--3.30%

American International Group, Inc.   12,700             866,521
---------------------------------------------------------------
Hartford Financial Services
   Group, Inc.                        4,300             369,327
---------------------------------------------------------------
WellPoint, Inc.*                      6,400             510,656
---------------------------------------------------------------
                                                      1,746,504
===============================================================
INTERNET & CATALOG RETAIL--0.67%

Expedia, Inc.*                       14,850             355,806
===============================================================
IT CONSULTING & SERVICES--0.83%

Accenture Ltd., Class A              15,100             435,937
===============================================================
LEISURE EQUIPMENT & PRODUCTS--0.57%

Harley-Davidson, Inc.                 5,800             298,642
===============================================================
MACHINERY--1.25%

Illinois Tool Works, Inc.             7,500             659,925
===============================================================
MEDIA--3.40%

CCE Spinco, Inc.*                     1,287              16,860
---------------------------------------------------------------
Clear Channel Communications, Inc.   10,300             323,935
---------------------------------------------------------------
Dex Media, Inc.                       7,300             197,757
---------------------------------------------------------------
DIRECTV Group, Inc.*                 14,100             199,092
---------------------------------------------------------------
Omnicom Group, Inc.                   8,500             723,605
---------------------------------------------------------------
Univision Communications,
   Inc., Class A*                    11,500             337,985
---------------------------------------------------------------
                                                      1,799,234
===============================================================
MULTI-LINE RETAIL--2.17%

Costco Wholesale Corp.               14,900             737,103
---------------------------------------------------------------
Kohl's Corp.*                         8,400             408,240
---------------------------------------------------------------
                                                      1,145,343
===============================================================
OIL & GAS--1.52%

Exxon Mobil Corp.                     5,300             297,701
---------------------------------------------------------------
Marathon Oil Corp.                    8,300             506,051
---------------------------------------------------------------
                                                        803,752
===============================================================
PHARMACEUTICALS--7.34%

Allergan, Inc.                        6,900             744,924
---------------------------------------------------------------
Bristol-Myers Squibb Co.             10,100             232,098
---------------------------------------------------------------
Cephalon, Inc.(1)*                    5,600             362,544
---------------------------------------------------------------
Johnson & Johnson                    12,500             751,250
---------------------------------------------------------------
Medco Health Solutions, Inc.*         7,700             429,660
---------------------------------------------------------------
Mylan Laboratories, Inc.             18,500             369,260
---------------------------------------------------------------
Wyeth                                21,500             990,505
---------------------------------------------------------------
                                                      3,880,241
===============================================================
ROAD & RAIL--1.14%

Burlington Northern Santa FeCorp.     8,500             601,970
---------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.92%
---------------------------------------------------------------
Applied Materials, Inc.              16,500             296,010
---------------------------------------------------------------
Xilinx, Inc.                          7,600             191,596
---------------------------------------------------------------
                                                        487,606
===============================================================
SOFTWARE--4.05%

Mercury Interactive Corp.*            7,500             208,425
---------------------------------------------------------------
Microsoft Corp.                      48,000           1,255,200
---------------------------------------------------------------
Oracle Corp.*                        33,500             409,035
---------------------------------------------------------------
Symantec Corp.*                      15,463             270,602
---------------------------------------------------------------
                                                      2,143,262
===============================================================
Total Common Stocks
   (cost--$28,677,982)                               32,481,213
===============================================================

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

PRINCIPAL
 AMOUNT                                                                        MATURITY        INTEREST
  (000)                                                                          DATES           RATES                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--7.41%
--------------------------------------------------------------------------------------------------------------------------------
     $605      U.S. Treasury Bonds                                             05/15/17          8.750%                 $830,788
--------------------------------------------------------------------------------------------------------------------------------
       90      U.S. Treasury Bonds                                             11/15/21          8.000                   123,992
--------------------------------------------------------------------------------------------------------------------------------
      465      U.S. Treasury Bonds                                             05/15/30          6.250                   577,508
--------------------------------------------------------------------------------------------------------------------------------
      170      U.S. Treasury Notes                                             04/30/07          3.625                   168,220
--------------------------------------------------------------------------------------------------------------------------------
      480      U.S. Treasury Notes                                             05/15/09          3.875                   472,463
--------------------------------------------------------------------------------------------------------------------------------
      835      U.S. Treasury Notes                                             06/15/10          3.625                   810,374
--------------------------------------------------------------------------------------------------------------------------------
      465      U.S. Treasury Notes                                             02/15/13          3.875                   450,705
--------------------------------------------------------------------------------------------------------------------------------
      495      U.S. Treasury Notes                                             05/15/15          4.125                   484,153
--------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (cost--$3,901,588)                                                                   3,918,203
================================================================================================================================
MORTGAGE & AGENCY DEBT SECURITIES--9.92%
--------------------------------------------------------------------------------------------------------------------------------
      241      Federal Home Loan Mortgage Corporation Certificates             12/01/34          4.500                   227,193
--------------------------------------------------------------------------------------------------------------------------------
       85      Federal National Mortgage Association Certificates              06/01/10          4.625                    83,652
--------------------------------------------------------------------------------------------------------------------------------
      138      Federal National Mortgage Association Certificates              10/01/17          5.500                   138,880
--------------------------------------------------------------------------------------------------------------------------------
      263      Federal National Mortgage Association Certificates              12/01/17          5.500                   265,143
--------------------------------------------------------------------------------------------------------------------------------
      284      Federal National Mortgage Association Certificates              07/01/18          5.500                   285,966
--------------------------------------------------------------------------------------------------------------------------------
      724      Federal National Mortgage Association Certificates              12/01/29          6.500                   746,132
--------------------------------------------------------------------------------------------------------------------------------
      343      Federal National Mortgage Association Certificates              06/01/33          5.500                   340,648
--------------------------------------------------------------------------------------------------------------------------------
      339      Federal National Mortgage Association Certificates              07/01/33          5.500                   336,898
--------------------------------------------------------------------------------------------------------------------------------
      243      Federal National Mortgage Association Certificates              11/01/34          5.500                   241,322
--------------------------------------------------------------------------------------------------------------------------------
      278      Federal National Mortgage Association Certificates ARM          05/01/35          4.899                   275,940
--------------------------------------------------------------------------------------------------------------------------------
      199      Federal National Mortgage Association Certificates ARM          05/01/35          5.121                   200,534
--------------------------------------------------------------------------------------------------------------------------------
      740      Federal National Mortgage Association Certificates TBA            TBA             5.000                   716,875
--------------------------------------------------------------------------------------------------------------------------------
      142      FNMA REMIC, Series 2001-69, Class PN                            04/25/30          6.000                   142,296
--------------------------------------------------------------------------------------------------------------------------------
      224      FNMA REMIC, Series 2001-T4, Class A1                            07/25/41          7.500                   234,240
--------------------------------------------------------------------------------------------------------------------------------
      275      FNMA REMIC, Series 2002-T19, Class A1                           07/25/42          6.500                   283,016
--------------------------------------------------------------------------------------------------------------------------------
      554      Government National Mortgage Association Certificates           07/15/29          6.000                   568,446
--------------------------------------------------------------------------------------------------------------------------------
      150      Government National Mortgage Association Certificates           04/15/31          6.500                   156,758
--------------------------------------------------------------------------------------------------------------------------------
Total Mortgage & Agency Debt Securities (cost--$5,277,404)                                                             5,243,939
================================================================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES--3.61%
--------------------------------------------------------------------------------------------------------------------------------
      400      Asset Securitization Corp., Series 1995-MD4, Class A3           08/13/29          7.384                   414,925
--------------------------------------------------------------------------------------------------------------------------------
      298      CS First Boston Mortgage Securities Corp.,
                  Series 2005-11, Class 4A1                                    12/25/35          7.000                   306,193
--------------------------------------------------------------------------------------------------------------------------------
       54      First Union-Lehman Brothers Commercial Mortgage,
                  Series 1997-C2, Class A3                                     11/18/29          6.650                    54,832
--------------------------------------------------------------------------------------------------------------------------------
      324      Greenwich Capital Commercial Funding Corp.,
                  Series 2002-C1, Class A1                                     01/11/13          3.357                   316,366
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

PRINCIPAL
 AMOUNT                                                                        MATURITY        INTEREST
  (000)                                                                          DATES           RATES                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES--(CONCLUDED)
--------------------------------------------------------------------------------------------------------------------------------
     $303      Hilton Hotel Pool Trust, Series 2000-HLTA, Class A1**           10/03/15          7.055%                 $318,234
--------------------------------------------------------------------------------------------------------------------------------
      145      Mach One Trust Commercial Mortgage,
                  Series 2004-1A, Class A1**                                   05/28/40          3.890                   142,109
--------------------------------------------------------------------------------------------------------------------------------
      350      Nomura Asset Securities Corp.,
                  Series 1996-MD5, Class A4                                    04/13/39          8.269[double dagger]    354,328
--------------------------------------------------------------------------------------------------------------------------------
Total Commercial Mortgage-Backed Securities (cost--$1,931,665)                                                         1,906,987
================================================================================================================================
ASSET-BACKED SECURITIES--1.72%
--------------------------------------------------------------------------------------------------------------------------------
       74      Conseco Finance Securitizations Corp.,
                  Series 2000-1 Class A4                                       05/01/31          7.620                    74,578
--------------------------------------------------------------------------------------------------------------------------------
      365      Conseco Finance Securitizations Corp.,
                  Series 2000-5 Class A5                                       02/01/32          7.700                   362,375
--------------------------------------------------------------------------------------------------------------------------------
       30      First Franklin Mortgage Loan Asset-Backed Certificates,
                  Series 2004-FFB, Class A1                                    06/25/24          4.167#                   29,376
--------------------------------------------------------------------------------------------------------------------------------
       55      Greenpoint Home Equity Loan Trust,
                  Series 2004-3, Class A                                       03/15/35          4.599[double dagger]     54,866
--------------------------------------------------------------------------------------------------------------------------------
      100      Paragon Mortgages PLC, Series 7A, Class B1A**                   05/15/43          5.090[double dagger]    100,196
--------------------------------------------------------------------------------------------------------------------------------
      288      WFS Financial Owner Trust, Series 2002-2, Class A4              02/20/10          4.500                   288,028
--------------------------------------------------------------------------------------------------------------------------------
Total Asset-Backed Securities (cost--$913,789)                                                                           909,419
================================================================================================================================
CORPORATE BONDS--4.62%
--------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.09%
       45      Boeing Capital Corp.                                            09/27/10          7.375                    49,516
================================================================================================================================
AUTOMOBILE OEM--0.81%
      115      DaimlerChrysler N.A. Holding Corp.                              06/04/08          4.050                   111,952
--------------------------------------------------------------------------------------------------------------------------------
      295      Ford Motor Credit Co.                                           01/12/09          5.800                   257,340
--------------------------------------------------------------------------------------------------------------------------------
       65      General Motors Acceptance Corp.                                 09/15/11          6.875                    59,276
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         428,568
================================================================================================================================
BANKING-NON-U.S.--0.24%
       90      HSBC Finance Corp.                                              05/15/11          6.750                    96,585
--------------------------------------------------------------------------------------------------------------------------------
       25      Royal Bank of Scotland Group PLC, Series 1                      03/31/10          9.118                    28,640
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         125,225
================================================================================================================================
BANKING-U.S.--1.03%
      105      Bank of America Corp.                                           01/15/11          7.400                   115,660
--------------------------------------------------------------------------------------------------------------------------------
       40      Bank One Corp.                                                  08/01/10          7.875                    44,405
--------------------------------------------------------------------------------------------------------------------------------
       50      Citigroup, Inc.                                                 08/27/12          5.625                    51,536
--------------------------------------------------------------------------------------------------------------------------------
      101      Citigroup, Inc.                                                 09/15/14          5.000                    99,420
--------------------------------------------------------------------------------------------------------------------------------
       75      J.P. Morgan Chase & Co.                                         02/01/11          6.750                    80,331
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

PRINCIPAL
 AMOUNT                                                                        MATURITY        INTEREST
  (000)                                                                          DATES           RATES                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS--(CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
BANKING-U.S.--(CONCLUDED)
     $115      Washington Mutual, Inc.                                         01/15/07          5.625%                 $115,633
--------------------------------------------------------------------------------------------------------------------------------
       35      Wells Fargo & Co.                                               08/01/11          6.375                    37,515
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         544,500
================================================================================================================================
BROKERAGE--0.43%
       90      Goldman Sachs Group, Inc.                                       01/15/11          6.875                    96,955
--------------------------------------------------------------------------------------------------------------------------------
      120      Morgan Stanley                                                  04/15/11          6.750                   129,183
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         226,138
================================================================================================================================
CABLE--0.18%
       90      Comcast Cable Communications, Inc.                              01/30/11          6.750                    95,293
================================================================================================================================
CHEMICALS--0.25%
       70      Dow Chemical Co.                                                02/01/11          6.125                    73,298
--------------------------------------------------------------------------------------------------------------------------------
       60      ICI Wilmington, Inc.                                            12/01/08          4.375                    58,467
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         131,765
================================================================================================================================
CONSUMER PRODUCTS-NONDURABLES--0.09%
       45      Avon Products, Inc.                                             11/15/09          7.150                    48,327
================================================================================================================================
ELECTRIC UTILITIES--0.11%
       55      FPL Group Capital, Inc.                                         09/15/06          7.625                    56,001
================================================================================================================================
FINANCE-NONCAPTIVE CONSUMER--0.08%
       45      SLM Corp.                                                       04/10/07          5.625                    45,270
================================================================================================================================
FINANCE-NONCAPTIVE DIVERSIFIED--0.64%
      240      General Electric Capital Corp.                                  06/15/12          6.000                   252,766
--------------------------------------------------------------------------------------------------------------------------------
       35      General Electric Capital Corp.                                  03/15/32          6.750                    41,085
--------------------------------------------------------------------------------------------------------------------------------
       50      International Lease Finance Corp.                               04/01/09          3.500                    47,593
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         341,444
================================================================================================================================
FOOD--0.10%
       50      Kraft Foods, Inc.                                               11/01/11          5.625                    51,300
================================================================================================================================
FOOD PROCESSORS/BEVERAGE/BOTTLING--0.10%
       50      Miller Brewing Co.**                                            08/15/13          5.500                    50,965
================================================================================================================================
GAS PIPELINES--0.07%
       40      Kinder Morgan Energy Partners                                   03/15/35          5.800                    38,264
================================================================================================================================
ROAD & RAIL--0.09%
       45      Union Pacific Corp.                                             12/01/06          6.700                    45,666
================================================================================================================================

--------------------------------------------------------------------------------
16

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

PRINCIPAL
 AMOUNT                                                                        MATURITY        INTEREST
  (000)                                                                          DATES           RATES                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS--(CONCLUDED)
--------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.31%
     $80       Sprint Capital Corp.                                            03/15/32          8.750%                 $106,166
--------------------------------------------------------------------------------------------------------------------------------
      55       Verizon New York, Inc., Series A                                04/01/12          6.875                    57,334
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         163,500
================================================================================================================================
Total Corporate Bonds (cost--$2,474,395)                                                                               2,441,742
================================================================================================================================
INTERNATIONAL GOVERNMENT OBLIGATION--0.06%
--------------------------------------------------------------------------------------------------------------------------------
     30        Pemex Project Funding Master Trust (cost--$32,636)              11/15/11          8.000                    33,630
================================================================================================================================

NUMBER OF
 SHARES
  (000)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--6.50%
--------------------------------------------------------------------------------------------------------------------------------
     46        UBS High Yield Relationship Fund (2)*                                                                     871,205
--------------------------------------------------------------------------------------------------------------------------------
     62        UBS US Small Cap Equity Relationship Fund (2)*                                                          2,563,749
================================================================================================================================
Total Investment Companies (cost--$2,897,710)                                                                          3,434,954
================================================================================================================================

PRINCIPAL
 AMOUNT
  (000)
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--6.22%
--------------------------------------------------------------------------------------------------------------------------------
  $3,289      Repurchase Agreement dated 12/30/05 with State Street
                 Bank & Trust Co., collateralized by $3,371,698 U.S.
                 Treasury Notes, 2.375% to 2.500% due 05/31/06 to 08/31/06;
                 (value--$3,354,839); proceeds: $3,290,151 (cost--$3,289,000)  01/03/06          3.150                 3,289,000
================================================================================================================================

NUMBER OF
 SHARES
  (000)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--1.36%
--------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS(+)--0.79%
        ++0   AIM Liquid Assets Portfolio                                                        4.164                       393
--------------------------------------------------------------------------------------------------------------------------------
          3   AIM Prime Portfolio                                                                4.174                     3,117
--------------------------------------------------------------------------------------------------------------------------------
          3   Dreyfus Institutional Cash Advantage Fund                                          4.090                     2,572
--------------------------------------------------------------------------------------------------------------------------------
        413   UBS Private Money Market Fund LLC (2)                                              4.149                   412,733
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         418,815
================================================================================================================================

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

PRINCIPAL
 AMOUNT                                                                        MATURITY        INTEREST
  (000)                                                                         DATES            RATES                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--(CONCLUDED)
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.57%
     $301      Repurchase Agreement dated 12/30/05 with Merrill
                  Lynch & Co., collateralized by $315,000 U.S. Treasury
                  Notes, 4.000% due 11/15/12; (value--$310,241);
                  proceeds: $301,412                                           01/03/06          4.240%                 $301,270
================================================================================================================================
Total Investments of Cash Collateral from Securities Loaned (cost--$720,085)                                             720,085
================================================================================================================================
Total Investments (cost--$50,116,254)--102.86%                                                                        54,379,172
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(2.86)%                                                                        (1,511,161)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets--100.00%                                                                                                  $52,868,011
================================================================================================================================

*                Non-income producing security.
**               Security exempt from registration under Rule 144A of the
                 Securities Act of 1933. These securities, which represent 1.16%
                 of net assets as of December 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+                Interest rates shown reflect yield at December 31, 2005.
++               Amount represents less than 500 shares.
[double dagger]  Floating rate security. The interest rate shown is the current rate as of December 31, 2005.
#                Denotes a step-up bond that is currently accruing at the noted
                 rate.
(1)              Security, or portion thereof, was on loan at December 31, 2005.

--------------------------------------------------------------------------------
18

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

(2) The table below details the Portfolio's transaction activity in affiliated issuers for the year ended December 31, 2005.

                                                                                                         INCOME
                                                                  NET          NET                       EARNED
                                 PURCHASES       SALES         REALIZED     UNREALIZED                    FROM
                                   DURING        DURING          GAINS        LOSSES                  AFFILIATE FOR
                                  THE YEAR      THE YEAR        FOR THE      FOR THE                    THE YEAR
SECURITY            VALUE AT       ENDED         ENDED        YEAR ENDED   YEAR ENDED     VALUE AT        ENDED
DESCRIPTION         12/31/04      12/31/05      12/31/05        12/31/05     12/31/05     12/31/05      12/31/05
--------------------------------------------------------------------------------------------------------------------
UBS High Yield
   Relationship
   Fund            $1,547,312        --          $700,000       $74,584      $(50,691)     $871,205        --
--------------------------------------------------------------------------------------------------------------------
UBS Private
   Money Market
   Fund LLC         3,674,922   $34,158,585    37,420,774          --           --          412,733       $882
--------------------------------------------------------------------------------------------------------------------
UBS US Small
   Cap Equity
   Relationship
   Fund             4,167,261        --         1,700,000       219,944      (123,456)    2,563,749        --
====================================================================================================================

ARM Adjustable Rate Mortgage. The interest rate shown is the current rate as of December 31, 2005.
FNMA    Federal National Mortgage Association
OEM     Original Equipment Manufacturer
REMIC   Real Estate Mortgage Investment Conduit
TBA (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

ISSUER BREAKDOWN BY COUNTRY (UNAUDITED)             PERCENTAGE OF PORTFOLIO ASSETS
----------------------------------------------------------------------------------
United States                                                                97.2%
----------------------------------------------------------------------------------
Panama                                                                        0.9
----------------------------------------------------------------------------------
Bermuda                                                                       0.8
----------------------------------------------------------------------------------
Cayman Islands                                                                0.6
----------------------------------------------------------------------------------
United Kingdom                                                                0.4
----------------------------------------------------------------------------------
Mexico                                                                        0.1
----------------------------------------------------------------------------------
Total                                                                       100.0%
==================================================================================

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2005

ASSETS:

Investments in unaffiliated securities, at value (cost-$46,805,811)*  $50,531,485
---------------------------------------------------------------------------------
Investments in affiliated securities, at value (cost-$3,310,443)        3,847,687
---------------------------------------------------------------------------------
Total investments in securities, at value (cost-$50,116,254)                             $54,379,172
----------------------------------------------------------------------------------------------------
Cash                                                                                             751
----------------------------------------------------------------------------------------------------
Receivable for investments sold                                                              189,405
----------------------------------------------------------------------------------------------------
Receivable for shares of beneficial interest sold                                              2,112
----------------------------------------------------------------------------------------------------
Receivable for dividends and interest                                                        131,877
----------------------------------------------------------------------------------------------------
Other assets                                                                                     368
----------------------------------------------------------------------------------------------------
Total assets                                                                              54,703,685
----------------------------------------------------------------------------------------------------
LIABILITIES:

Payable for investments purchased                                                            917,505
----------------------------------------------------------------------------------------------------
Payable for cash collateral from securities loaned                                           720,085
----------------------------------------------------------------------------------------------------
Payable to affiliates                                                                         46,375
----------------------------------------------------------------------------------------------------
Payable for shares of beneficial interest repurchased                                         40,829
----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                       110,880
----------------------------------------------------------------------------------------------------
Total liabilities                                                                          1,835,674
----------------------------------------------------------------------------------------------------
NET ASSETS:

Beneficial interest-$0.001 par value per share (unlimited
    amount authorized)                                                                    78,063,635
----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                              991,877
----------------------------------------------------------------------------------------------------
Accumulated net realized loss from investment activities                                 (30,450,419)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                 4,262,918
----------------------------------------------------------------------------------------------------
Net assets                                                                               $52,868,011
----------------------------------------------------------------------------------------------------
CLASS H:

Net assets                                                                               $16,655,803
----------------------------------------------------------------------------------------------------
Shares outstanding                                                                         1,173,522
----------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share                                $14.19
----------------------------------------------------------------------------------------------------
CLASS I:

Net assets                                                                               $36,212,208
----------------------------------------------------------------------------------------------------
Shares outstanding                                                                         2,558,003
----------------------------------------------------------------------------------------------------
Net asset value, of fering price and redemption value per share                               $14.16
====================================================================================================

* Includes $1,064,579 of investments in securities on loan, at value.

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
20

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                    For the
                                                                                  Year Ended
                                                                               December 31, 2005
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                                                $891,891
------------------------------------------------------------------------------------------------
Dividends                                                                                719,578
------------------------------------------------------------------------------------------------
Securities lending income (includes $882 earned from an affiliated entity)                 1,627
------------------------------------------------------------------------------------------------
                                                                                       1,613,096
------------------------------------------------------------------------------------------------
EXPENSES:

Investment advisory and administration fees                                              332,792
------------------------------------------------------------------------------------------------
Distribution fees-Class I                                                                122,162
------------------------------------------------------------------------------------------------
Professional fees                                                                         90,480
------------------------------------------------------------------------------------------------
Reports and notices to shareholders                                                       47,426
------------------------------------------------------------------------------------------------
Custody and accounting fees                                                               39,030
------------------------------------------------------------------------------------------------
Trustees' fees                                                                             9,827
------------------------------------------------------------------------------------------------
Transfer agency fees-Class H                                                               1,500
------------------------------------------------------------------------------------------------
Transfer agency fees-Class I                                                               1,500
------------------------------------------------------------------------------------------------
Other expenses                                                                            26,148
------------------------------------------------------------------------------------------------
                                                                                         670,865
------------------------------------------------------------------------------------------------
Net investment income                                                                    942,231
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:

Net realized gain from investments (includes $294,528
    of net realized gains from affiliated entities)                                    2,419,589
------------------------------------------------------------------------------------------------
Net realized gain from redemption-in-kind                                                444,103
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments                        107,631
------------------------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities                            2,971,323
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $3,913,554
================================================================================================

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                             For the Years Ended
                                                                                 December 31,
                                                                      --------------------------------
                                                                          2005                 2004
------------------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                                    $942,231             $925,372
------------------------------------------------------------------------------------------------------
Net realized gains (losses) from:
------------------------------------------------------------------------------------------------------
  Investments                                                           2,419,589           (6,670,315)
------------------------------------------------------------------------------------------------------
  Redemption-in-kind                                                      444,103                    -
------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                 -               10,909
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments         107,631           13,091,422
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    3,913,554            7,357,388
------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income-Class H                                            (285,578)            (188,572)
------------------------------------------------------------------------------------------------------
Net investment income-Class I                                            (700,153)            (414,153)
------------------------------------------------------------------------------------------------------
                                                                         (985,731)            (602,725)
------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:

Net proceeds from the sale of shares                                    1,895,296            6,133,583
------------------------------------------------------------------------------------------------------
Cost of shares repurchased                                            (15,828,602)         (17,843,562)
------------------------------------------------------------------------------------------------------
Cost of shares redeemed-in-kind                                       (12,832,521)                   -
------------------------------------------------------------------------------------------------------
Proceeds from dividends reinvested                                        985,731              602,725
------------------------------------------------------------------------------------------------------
Net decrease in net assets from beneficial interest transactions      (25,780,096)         (11,107,254)
------------------------------------------------------------------------------------------------------
Net decrease in net assets                                            (22,852,273)          (4,352,591)
------------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                                      75,720,284           80,072,875
------------------------------------------------------------------------------------------------------
End of year                                                           $52,868,011          $75,720,284
------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                          $991,877             $985,487
======================================================================================================

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
22

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Series Trust -- U.S. Allocation Portfolio (the "Portfolio") is a diversified portfolio of UBS Series Trust (the "Trust"). The Trust is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust operates as a series company currently offering one portfolio. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable annuity and variable life contracts.

Currently the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for the Class I distribution charge. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

In the normal course of business the Portfolio may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Trust's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Portfolio calculates net asset values based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor and administrator of the Portfolio. UBS Global AM is an indirect wholly owned asset management

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board"). Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; the value of actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolio maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Portfolio and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method.

--------------------------------------------------------------------------------
24

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments; including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract"), under which UBS Global AM serves as investment advisor and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets. At December 31, 2005, the Portfolio owed UBS Global AM $22,623 for investment advisory and administration fees.

For the year ended December 31, 2005, the Portfolio paid $2,543 in brokerage commissions to UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG for transactions executed on behalf of the Portfolio.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Portfolio. The Portfolio has been informed that Professor Feldberg's role at

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended December 31, 2005, the Portfolio paid brokerage commissions to Morgan Stanley in the amount of $2,814. During the year ended December 31, 2005, the Portfolio purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $17,117,020. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

DISTRIBUTION PLAN

Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays to UBS Global AM for remittance to each participating insurance company or, at UBS Global AM's direction, pays directly to a participating insurance company, a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of the Class I shares held by the separate accounts of that participating insurance company. At December 31, 2005, the Portfolio owed UBS Global AM $23,752 for distribution fees.

SECURITIES LENDING

The Portfolio may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Portfolio's securities lending program. UBS Securities LLC is the Portfolio's lending agent. For the year ended December 31, 2005, UBS Securities LLC earned $967 in compensation as the Portfolio's lending

--------------------------------------------------------------------------------
26

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

agent. At December 31, 2005, the Portfolio did not owe UBS Securities LLC for compensation as the Portfolio's lending agent.

At December 31, 2005 the Portfolio had securities on loan having a market value of $1,064,579. The Portfolio's custodian held cash equivalents as collateral for securities loaned of $720,085. In addition, the Portfolio's custodian held a U.S. government security having an aggregate value of $381,963 as collateral for portfolio securities loaned as follows:

PRINCIPAL
 AMOUNT                               MATURITY           INTEREST
  (000)                                 DATE               RATE           VALUE
---------------------------------------------------------------------------------
$269        U.S. Treasury Bond        08/15/21            8.125%         $381,963
---------------------------------------------------------------------------------

BANK LINE OF CREDIT

The Portfolio participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest is charged to the Portfolio at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. The Portfolio did not borrow under the Committed Credit Facility during the year ended December 31, 2005.

PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2005, aggregate purchases and sales of portfolio securities, excluding short-term securities and U.S. government and agency securities, were $14,636,265 and $37,014,116, respectively. For the year ended December 31, 2005, aggregate purchases and sales of U.S. government and agency securities, excluding short-term securities were $33,850,517 and $36,282,733, respectively.

FEDERAL TAX STATUS

The Portfolio intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a federal excise tax. The tax character

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

of distributions paid during the fiscal years ended December 31, 2005 and December 31, 2004 were as follows:

DISTRIBUTIONS PAID FROM:                                     2005          2004
---------------------------------------------------------------------------------
Ordinary income                                            $985,731      $602,725
=================================================================================

At December 31, 2005, the components of total accumulated deficit on a tax basis were as follows:

Undistributed ordinary income                                          $1,270,232
---------------------------------------------------------------------------------
Accumulated realized capital and other losses                         (29,338,891)
---------------------------------------------------------------------------------
Net unrealized appreciation of investments                              2,873,035
---------------------------------------------------------------------------------
Total accumulated deficit                                            $(25,195,624)
=================================================================================

At December 31, 2005, the Portfolio had a net capital loss carryforward of $29,184,709. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $11,508,634 will expire December 31, 2010, $7,434,714 will expire December 31, 2011 and $10,241,361 will expire December 31, 2012. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. In addition, the Portfolio utilized $2,553,699 of capital loss carryforward to offset current year net realized gains. Also, in accordance with U.S. Treasury regulations, the Portfolio has elected to defer realized capital losses of $154,182 arising after October 31, 2005. Such losses are treated for tax purposes as arising on January 1, 2006.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation of investments at December 31, 2005 were as follows:

Tax cost of investments                                               $51,506,137
---------------------------------------------------------------------------------
Gross appreciation (investments having an excess of value over cost)    3,672,771
---------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)     (799,736)
=================================================================================
Net unrealized appreciation of investments                             $2,873,035
=================================================================================

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and investments in partnerships.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended December 31, 2005, accumulated undistributed net investment income was increased by $49,890, accumulated net realized loss from investment activities was increased by $448,739 and beneficial interest was increased by $398,849. These differences are primarily due to tax treatment of paydown gains and losses and realized gains from a redemption-in-kind.

--------------------------------------------------------------------------------
28

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST

There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                           CLASS H                             CLASS I
                                -------------------------------------------------------------
YEAR ENDED
DECEMBER 31, 2005:              SHARES             AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------
Shares sold                       5,458             $73,471         136,532        $1,821,825
---------------------------------------------------------------------------------------------
Shares repurchased             (267,993)         (3,633,632)     (1,839,239)      (25,027,491)*
---------------------------------------------------------------------------------------------
Dividends reinvested             21,767             285,578          53,406           700,153
---------------------------------------------------------------------------------------------
Net decrease                   (240,768)        $(3,274,583)     (1,649,301)     $(22,505,513)
=============================================================================================

YEAR ENDED
DECEMBER 31, 2004:
Shares sold                      21,605            $271,566         466,663        $5,862,017
---------------------------------------------------------------------------------------------
Shares repurchased             (323,622)         (4,011,232)     (1,105,483)      (13,832,330)
---------------------------------------------------------------------------------------------
Dividends reinvested             15,013             188,572          33,000           414,153
---------------------------------------------------------------------------------------------
Net decrease                   (287,004)        $(3,551,094)       (605,820)      $(7,556,160)
=============================================================================================

* Includes $12,832,521 redeemed-in-kind on September 23, 2005.

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                         Class H
                                             ---------------------------------------------------------------
                                                            For the Years Ended December 31,
                                             ---------------------------------------------------------------
                                                2005          2004          2003          2002          2001
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $13.50        $12.31         $9.77        $12.73        $15.83
------------------------------------------------------------------------------------------------------------
Net investment income                           0.22@         0.17@         0.11@         0.10@         0.08
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses)
   from investment activities                   0.68          1.14          2.55         (2.97)        (2.02)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations         0.90          1.31          2.66         (2.87)        (1.94)
------------------------------------------------------------------------------------------------------------
Dividends from net investment income           (0.21)        (0.12)        (0.12)        (0.09)        (0.33)
------------------------------------------------------------------------------------------------------------
Distributions from net realized gains from
   investment activities                          --            --            --            --         (0.83)
------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
   shareholders                                (0.21)        (0.12)        (0.12)        (0.09)        (1.16)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                  $14.19        $13.50        $12.31         $9.77        $12.73
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                      6.79%        10.68%        27.62%       (22.68)%      (12.39)%
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000's)              $16,656       $19,088       $20,949       $19,743       $32,607
------------------------------------------------------------------------------------------------------------
Expenses to average net assets                  0.83%         0.80%         0.77%         0.66%         0.67%
------------------------------------------------------------------------------------------------------------
Net investment income to average net assets     1.60%         1.39%         1.03%         0.91%         0.67%
------------------------------------------------------------------------------------------------------------
Portfolio turnover                                77%          136%            5%            5%           10%
============================================================================================================

@ Calculated using average month-end shares outstanding for the year.
1 Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if they were included.

--------------------------------------------------------------------------------
30

                             Class I
---------------------------------------------------------------
               For the Years Ended December 31,
---------------------------------------------------------------
   2005         2004           2003          2002          2001
---------------------------------------------------------------
 $13.46       $12.28          $9.73        $12.69        $15.78
---------------------------------------------------------------
   0.18@        0.14@          0.08@         0.07@         0.04
---------------------------------------------------------------
   0.69         1.13           2.56         (2.97)        (2.00)
---------------------------------------------------------------
   0.87         1.27           2.64         (2.90)        (1.96)
---------------------------------------------------------------
  (0.17)       (0.09)         (0.09)        (0.06)        (0.30)
---------------------------------------------------------------
     --           --             --            --         (0.83)
---------------------------------------------------------------
  (0.17)       (0.09)         (0.09)        (0.06)        (1.13)
---------------------------------------------------------------
 $14.16       $13.46         $12.28         $9.73        $12.69
---------------------------------------------------------------
   6.60%       10.38%         27.37%       (22.95)%      (12.55)%
---------------------------------------------------------------
$36,212      $56,632        $59,124       $50,270       $85,825
---------------------------------------------------------------
   1.07%        1.05%          1.02%         0.91%         0.92%
---------------------------------------------------------------
   1.35%        1.15%          0.78%         0.66%         0.42%
---------------------------------------------------------------
     77%         136%             5%            5%           10%
===============================================================

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ERNST & YOUNG LLP

The Board of Trustees and Shareholders of
UBS Series Trust -- U.S. Allocation Portfolio

We have audited the accompanying statement of assets and liabilities of the UBS Series Trust -- U.S. Allocation Portfolio (the sole Portfolio comprising UBS Series Trust) (the "Portfolio"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Series Trust -- U.S. Allocation Portfolio at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

New York, New York
February 10, 2006

--------------------------------------------------------------------------------
32

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

GENERAL INFORMATION (UNAUDITED)

TAX INFORMATION

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Portfolio's fiscal year end (December 31, 2005) as to the federal tax status of distributions received by shareholders during such fiscal year. The percentage of dividends paid that qualify for the 70% dividends received deduction for corporate shareholders is 100%.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

You may obtain a description of the Portfolio's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Portfolio voted any proxies related to portfolio securities during the 12-month period ended June 30, 2005, without charge, upon request by contacting the Portfolio directly at 1-800-647 1568, online on the Portfolio's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

SHAREHOLDER INFORMATION

A special meeting of shareholders of the Portfolio was held on December 21, 2005. At the meeting, Richard Q. Armstrong, David J. Beaubien, Alan S. Bernikow, Richard R. Burt, Meyer Feldberg, Bernard H. Garil, Heather Richardson Higgins, and William D. White were elected to serve as trustees for an indefinite term until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

                                                                           SHARES
                                                         SHARES           WITHHOLD
TO VOTE FOR OR WITHHOLD IN THE ELECTION OF:             VOTED FOR         AUTHORITY
------------------------------------------------------------------------------------
Richard Q. Armstrong                                  3,132,659.435      141,581.111
------------------------------------------------------------------------------------
David J. Beaubien                                     3,132,659.435      141,581.111
------------------------------------------------------------------------------------
Alan S. Bernikow                                      3,097,143.860      177,096.686
------------------------------------------------------------------------------------
Richard R. Burt                                       3,132,659.435      141,581.111
------------------------------------------------------------------------------------
Meyer Feldberg                                        3,132,659.435      141,581.111
------------------------------------------------------------------------------------
Bernard H. Garil                                      3,132,659.435      141,581.111
------------------------------------------------------------------------------------
Heather Richardson Higgins                            3,093,794.706      180,445.840
------------------------------------------------------------------------------------
William D. White                                      3,132,659.435      141,581.111
------------------------------------------------------------------------------------

To the best of the Portfolio's knowledge, there were no "broker non-votes." (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Mr. White retired from the board at the end of January 2006.

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Portfolio will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Portfolio upon request by calling 1-800-647 1568.

--------------------------------------------------------------------------------
34

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

BOARD APPROVAL OF ADVISORY AND
ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND--At a meeting of the Board of Trustees of UBS Series Trust (the "Trust") on July 20, 2005, the members of the board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees") as defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory and Administration Agreement for U.S. Allocation Portfolio (the "Portfolio"), a series of the Trust. In preparing for the meeting, the board members had requested and received information from UBS Global Asset Management (US) Inc. ("UBS Global AM") to assist them, including performance and expense information for other investment companies with similar investment objectives to the Portfolio. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Portfolio. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Agreement. Subsequently, the Chairman of the board and independent legal counsel to the Independent Trustees met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Advisory and Administration Agreement, the board, including the Independent Trustees, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND ADMINISTRATION AGREEMENT--The board received and considered information regarding the nature, extent and quality of management services provided to the Portfolio by UBS Global AM under the Advisory and Administration Agreement during the past year. The board also received a description of the administrative and other services rendered to the Portfolio and its shareholders by UBS Global AM. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Global AM concerning the management of the Portfolio's affairs and UBS Global AM's role in coordinating providers of other services to the Portfolio, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

BOARD APPROVAL OF ADVISORY AND
ADMINISTRATION AGREEMENT (UNAUDITED)

board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM's investment management and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Portfolio's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Portfolio's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and recognized that these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG.

The board reviewed how transactions in Portfolio assets are effected. In conducting its review, the board had available UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's soft dollar policies and practices, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures. The board noted that the Portfolio is offered to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. The board noted that UBS Global AM acts as the principal underwriter of the Class I shares of the Portfolio and that UBS Global AM uses the distribution fees it receives from the Portfolio to pay insurance companies whose separate accounts purchase Class I shares for distribution-related services that the insurance companies provide with respect to the Class I shares. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Portfolio under the Advisory and Administration Agreement.

PORTFOLIO PERFORMANCE--The board received and considered performance information of the Portfolio compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three- and five-year periods ended May 31, 2005 and since inception. The board was provided with a description of the methodology Lipper used to determine the similarity of the Portfolio with the funds included in the Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Portfolio's performance.

--------------------------------------------------------------------------------
36

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

BOARD APPROVAL OF ADVISORY AND
ADMINISTRATION AGREEMENT (UNAUDITED)

The comparative Lipper information showed that the Portfolio's performance as compared against the Performance Universe was inconsistent from period to period, but showed above average short-term returns. Specifically, the Portfolio's performance was in the first quintile (i.e., 17th out of 81) for the one-year period but was in the fourth quintile for the three-year period, in the fifth quintile for the five-year period and in the fourth quintile for the period since inception. In reviewing the Portfolio's performance, the board recognized that UBS Global AM had changed the Portfolio's strategy over a year ago, moving to an active management model and strategically allocating and rebalancing Portfolio assets between stocks and bonds, from the quantitative Tactical Allocation model which had previously been utilized. Based on its review, the board concluded that, with the change in the Portfolio's strategy and the improved short-term performance results, the Portfolio's investment performance was satisfactory.

MANAGEMENT FEE AND EXPENSE RATIO--The board reviewed and considered the contractual advisory and administration fee (the "Management Fee") payable by the Portfolio to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. Additionally, the board received and considered information comparing the Portfolio's Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper (the "Expense Group").

In connection with its consideration of the Portfolio's Management Fee, the board also received information on an affiliate of UBS Global AM's standard institutional account fees for accounts of a similar investment type to the Portfolio. The board noted that these fees were lower than the Contractual Management Fee for the Portfolio, but also noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts, the differences in the levels of services required by mutual funds and such accounts and the memorandum provided by the Portfolio's legal counsel discussing court decisions regarding the limited usefulness of such comparisons.

The comparative Lipper information showed that the Portfolio's Management Fee was in the first quintile in the Portfolio's Expense Group (i.e., lowest of eleven for the periods utilized in the Lipper report). The board also noted that the Portfolio's total expenses were in the third quintile (i.e., sixth highest out of eleven in its Expense Group for the comparison periods utilized in the Lipper report). Management explained that the total expenses were in the middle of the range in the Portfolio's Expense Group, despite the Management Fee being the lowest in its Expense Group, due to the Portfolio having low assets under management relative to its Expense Group.

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

BOARD APPROVAL OF ADVISORY AND
ADMINISTRATION AGREEMENT (UNAUDITED)

Taking all of the above into consideration, the board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Portfolio under the Advisory and Administration Agreement.

ADVISOR PROFITABILITY--The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Portfolio. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to UBS Global AM's allocation methodologies used in preparing this profitability data. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Portfolio.

ECONOMIES OF SCALE--The board received and considered information from management regarding whether it has achieved economies of scale with respect to the management of the Portfolio, whether the Portfolio has appropriately benefited from any economies of scale, and whether there is potential for realization of further economies of scale for the Portfolio. The board considered whether economies of scale in the provision of services to the Portfolio were being passed along to shareholders. The board noted that the Portfolio had a relatively low level of assets under management and that the Portfolio's Management Fee did not contain breakpoints. The board also noted that, although the Portfolio's assets have decreased over the last few years, to the extent the Portfolio's assets increase in coming years, the Portfolio could realize certain economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM's profitability data and the Management Fee currently in place, the board believed that UBS Global AM's sharing of economies of scale with the Portfolio was acceptable.

OTHER BENEFITS TO UBS GLOBAL AM--The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Portfolio, including the opportunity to offer additional products and services to Portfolio shareholders.

In light of the costs of providing investment management, administrative and other services to the Portfolio and UBS Global AM's ongoing commitment to the Portfolio, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Advisory and Administration Agreement to continue for another year.

--------------------------------------------------------------------------------
38

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

BOARD APPROVAL OF ADVISORY AND
ADMINISTRATION AGREEMENT (UNAUDITED)

In making its decision, the board identified no single factor as being determinative in approving the Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Portfolio is governed by a Board of Trustees which oversees the Portfolio's operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Portfolio, the length of time served as a trustee and officer of the Portfolio, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Portfolio's Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEE

                                                Term of
                             Position(s)     Office(+) and
    Name, Address,            Held with        Length of                 Principal Occupation(s)
        and Age               Portfolio       Time Served                  During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Meyer Feldberg(++); 63       Trustee         Since 1992          Professor Feldberg is Dean Emeritus and
Morgan Stanley                                                   Sanford Bernstein Professor of Leadership and
1585 Broadway                                                    Ethics at Columbia Business School, although
33rd Floor                                                       on a two year leave of absence. He is also a
New York, NY 10036                                               senior advisor to Morgan Stanley (financial
                                                                 services) (since March 2005). Prior to July
                                                                 2004, he was Dean and Professor of Management
                                                                 of the Graduate School of Business at
                                                                 Columbia University (since 1989).

--------------------------------------------------------------------------------
40

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

SUPPLEMENTAL INFORMATION (UNAUDITED)

                     Number of
            Portfolios in Fund Complex                                  Other Directorships
               Overseen by Trustee                                        Held by Trustee
--------------------------------------------------------------------------------------------------------------
Professor Feldberg is a director or trustee of 29    Professor Feldberg is also a director of Primedia Inc.
investment companies (consisting of 46 portfolios)   (publishing), Federated Department Stores, Inc. (operator
for which UBS Global AM or one of its affiliates     of department stores), Revlon, Inc. (cosmetics), and
serves as investment advisor, sub-advisor or         SAPPI, Ltd. (producer of paper).
manager.

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES

                                                Term of
                             Position(s)     Office(+) and
    Name, Address,            Held with        Length of                 Principal Occupation(s)
        and Age               Portfolio       Time Served                  During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 70     Trustee and     Since 1996          Mr. Armstrong is chairman and principal of
c/o Willkie Farr &           Chairman of     (Trustee)           R.Q.A. Enterprises (management consulting
Gallagher LLP                the Board of    Since 2004          firm) (since April 1991 and principal
787 Seventh Avenue           Trustees        (Chairman of        occupation since March 1995).
New York, NY 10019-6099                      the Board of
                                             Trustees).

David J. Beaubien; 71        Trustee         Since 2001          Mr. Beaubien is retired (since 2003). He was
84 Doane Road                                                    chairman of Yankee Environmental Systems,
Ware, MA 01082                                                   Inc., a manufacturer of meteorological
                                                                 measuring systems (since 1991).

Alan S. Bernikow; 64         Trustee         Since 2005          Mr. Bernikow is a consultant on non-management
c/o Deloitte & Touche                                            matters for the firm of Deloitte & Touche
1633 Broadway                                                    (international accounting and consulting firm)
New York, NY 10019                                               (since June 2003). Previously, he was Deputy
                                                                 Chief Executive Officer at Deloitte & Touche.

Richard R. Burt; 59          Trustee         Since 1996          Mr. Burt is chairman of Diligence Inc.
1275 Pennsylvania Ave.,                                          (information and risk management firm)
N.W. Washington, D.C. 20004                                      and IEP Advisors (international investments
                                                                 and consulting firm).

Bernard H. Garil; 65         Trustee         Since 2005          Mr. Garil is retired (since 2001). He was
6754 Casa Grande Way                                             a Managing Director at PIMCO Advisory
Delray Beach, FL 33446                                           Services (from 1999 to 2001) where he served
                                                                 as President of closed-end funds and
                                                                 Vice-President of the variable insurance
                                                                 product funds advised by OpCap Advisors
                                                                 (until 2001).

--------------------------------------------------------------------------------
42

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

SUPPLEMENTAL INFORMATION (UNAUDITED)

                     Number of
            Portfolios in Fund Complex                                  Other Directorships
               Overseen by Trustee                                        Held by Trustee
-----------------------------------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 16                                     None
investment companies (consisting of 33 portfolios)
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Beaubien is a director or trustee of 16           Mr. Beaubien is also a director of IEC Electronics, Inc.,
investment companies (consisting of 33 portfolios)    a manufacturer of electronic assemblies.
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Bernikow is a director or trustee of 16           Mr. Bernikow is also a director of Revlon, Inc. (cosmetics)
investment companies (consisting of 33 portfolios)    (and serves as the chair of its audit committee), a
for which UBS Global AM or one of its affiliates      director of Mack-Cali Realty Corporation (real estate
serves as investment advisor, sub-advisor or          investment trust) (and serves as the chair of its audit
manager.                                              committee) and a director of the Casual Male Retail
                                                      Group, Inc. (menswear).

Mr. Burt is a director or trustee of 16 investment    Mr. Burt is also a director of The Central European Fund,
companies (consisting of 33 portfolios) for which     Inc., The Germany Fund, Inc., The New Germany Fund,
UBS Global AM or one of its affiliates serves as      Inc., IGT, Inc., (provides technology to gaming and
investment advisor, sub-advisor or manager.           wagering industry) and The Protective Group, Inc.
                                                      (produces armor products). He is also a director or
                                                      trustee of funds in the Scudder Mutual Funds Family
                                                      (consisting of 52 portfolios).

Mr. Garil is a director or trustee of 16 investment   Mr. Garil is also a director of the OFI Trust Company
companies (consisting of 33 portfolios) for which     (commercial trust company) and a trustee for the
UBS Global AM or one of its affiliates serves as      Brooklyn College Foundation, Inc. (charitable foundation).
investment advisor, sub-advisor or manager.

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES (CONCLUDED)

                                                Term of
                             Position(s)     Office(+) and
    Name, Address,            Held with        Length of                 Principal Occupation(s)
        and Age               Portfolio       Time Served                  During Past 5 Years
------------------------------------------------------------------------------------------------------------
Heather Richardson           Trustee         Since 2005          Ms. Higgins is the President and Director
Higgins; 46                                                      of The Randolph Foundation (charitable
255 E. 49th St., Suite 23D                                       foundation) (since1991). Ms. Higgins
New York, NY 10017                                               also serves on the boards of several
                                                                 non-profit charitable groups, including
                                                                 the Independent Women's Forum (chairman),
                                                                 the Philanthropy Roundtable (vice chairman)
                                                                 and the Hoover Institution (executive
                                                                 committee).

--------------------------------------------------------------------------------
44

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

SUPPLEMENTAL INFORMATION (UNAUDITED)

                     Number of
            Portfolios in Fund Complex                                  Other Directorships
               Overseen by Trustee                                        Held by Trustee
-------------------------------------------------------------------------------------------
Ms. Higgins is a director or trustee of 16                                      None
investment companies (consisting of 33 portfolios)
for which UBS Global AM or one of its
affiliates serves as investment advisor,
sub-advisor or manager.

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS

                                                Term of                  Principal Occupation(s)
                             Position(s)     Office(+) and                 During Past 5 Years;
    Name, Address,            Held with        Length of           Number of Portfolios in Fund Complex
        and Age               Portfolio       Time Served           for which person serves as Officer
-----------------------------------------------------------------------------------------------------------------
Joseph Allessie*; 40        Vice President   Since 2005          Mr. Allessie is a director and deputy general
                            and Assistant                        counsel at UBS Global Asset Management (US)
                            Secretary                            Inc. and UBS Global Asset Management (Americas)
                                                                 Inc. (collectively, "UBS Global AM--Americas
                                                                 region") (since 2005). Prior to joining UBS
                                                                 Global AM--Americas region, he was senior vice
                                                                 president and general counsel of Kenmar
                                                                 Advisory Corp. (from 2004 to 2005). Prior to
                                                                 that Mr. Allessie was general counsel and
                                                                 secretary of GAM USA Inc., GAM Investments, GAM
                                                                 Services, GAM Funds, Inc. and the GAM Avalon
                                                                 Funds (from 1999 to 2004). Such entities are
                                                                 affiliates of UBS Global AM--Americas region.
                                                                 Mr. Allessie is a vice president and assistant
                                                                 secretary of 20 investment companies
                                                                 (consisting of 86 portfolios) for which UBS
                                                                 Global AM--Americas region or one of its
                                                                 affiliates serves as investment advisor,
                                                                 sub-advisor or manager.

W. Douglas Beck*; 38        President        Since 2005          Mr. Beck is an executive director and head of
                                                                 product development and management for UBS
                                                                 Global AM--Americas region (since 2002). From
                                                                 March 1998 to November 2002, he held various
                                                                 positions at Merrill Lynch, the most recent
                                                                 being first vice president and co-manager of
                                                                 the managed solutions group. Mr. Beck is
                                                                 president of 20 investment companies
                                                                 (consisting of 86 portfolios) for which UBS
                                                                 Global AM--Americas region or one of its
                                                                 affiliates serves as investment advisor,
                                                                 sub-advisor or manager, and was vice president
                                                                 of such investment companies from 2003 to 2005.

--------------------------------------------------------------------------------
46

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                Term of                  Principal Occupation(s)
                             Position(s)     Office(+) and                 During Past 5 Years;
    Name, Address,            Held with        Length of           Number of Portfolios in Fund Complex
        and Age               Portfolio       Time Served           for which person serves as Officer
-----------------------------------------------------------------------------------------------------------------
Thomas Disbrow*; 40         Vice President   Since 2000          Mr. Disbrow is a director, head of retail mutual
                            and Treasurer    (Vice President)    fund operations and co-head of the mutual
                                             Since 2004          fund finance department of UBS Global
                                             (Treasurer)         AM--Americas region. Mr. Disbrow is a vice
                                                                 president and treasurer of 16 investment
                                                                 companies (consisting of 33 portfolios) and
                                                                 vice president and assistant treasurer of four
                                                                 investment companies (consisting of
                                                                 53 portfolios) for which UBS Global
                                                                 AM--Americas region or one of its affiliates
                                                                 serves as investment advisor, sub-advisor or
                                                                 manager.

Mark F. Kemper**; 48        Vice President   Since 2004          Mr. Kemper is general counsel of UBS Global
                            and Secretary                        AM--Americas region (since July 2004).
                                                                 Mr. Kemper also is an executive director of
                                                                 UBS Global AM--Americas region. He was
                                                                 deputy general counsel of UBS Global Asset
                                                                 Management (Americas) Inc. ("UBS Global
                                                                 AM--Americas") from July 2001 to
                                                                 July 2004. He has been secretary of UBS
                                                                 Global AM--Americas since 1999 and
                                                                 assistant secretary of UBS Global Asset
                                                                 Management Trust Company since 1993.
                                                                 Mr. Kemper is secretary of UBS Global
                                                                 AM--Americas region (since 2004). Mr. Kemper
                                                                 is vice president and secretary of 20
                                                                 investment companies (consisting of
                                                                 86 portfolios) for which UBS Global
                                                                 AM--Americas region or one of its affiliates
                                                                 serves as investment advisor, sub-advisor
                                                                 or manager.

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                Term of                  Principal Occupation(s)
                             Position(s)     Office(+) and                 During Past 5 Years;
    Name, Address,            Held with        Length of           Number of Portfolios in Fund Complex
        and Age               Portfolio       Time Served           for which person serves as Officer
-----------------------------------------------------------------------------------------------------------------
Joanne M. Kilkeary*; 37     Vice President   Since 2004          Ms. Kilkeary is an associate director (since
                            and Assistant                        2000) and a senior manager (since 2004) of the
                            Treasurer                            mutual fund finance department of UBS
                                                                 Global AM--Americas region. Ms. Kilkeary
                                                                 is a vice president and assistant treasurer of
                                                                 16 investment companies (consisting of
                                                                 33 portfolios) for which UBS Global
                                                                 AM--Americas region or one of its
                                                                 affiliates serves as investment advisor,
                                                                 sub-advisor or manager.

Tammie Lee*; 34             Vice President   Since 2005          Ms. Lee is a director and associate general
                            and Assistant                        counsel of UBS Global AM--Americas region
                            Secretary                            (since November 2005). Prior to joining UBS
                                                                 Global AM--Americas region, she was vice
                                                                 president and counsel at Deutsche Asset
                                                                 Management/Scudder Investments from April
                                                                 2003 to October 2005. Prior to that she
                                                                 was assistant vice president and counsel at
                                                                 Deutsche Asset Management/Scudder
                                                                 Investments from July 2000 to March 2003.
                                                                 Prior to joining Deutsche Asset Management/
                                                                 Scudder Investments, she was assistant
                                                                 counsel at First Investors Corporation from
                                                                 August 1996 to June 2000. Ms. Lee is
                                                                 a vice president and assistant secretary
                                                                 of 20 investment companies (consisting
                                                                 of 86 portfolios) for which UBS
                                                                 Global AM--Americas region or one of
                                                                 its affiliates serves as investment advisor,
                                                                 sub-advisor or manager.

--------------------------------------------------------------------------------
48

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                Term of                  Principal Occupation(s)
                             Position(s)     Office(+) and                 During Past 5 Years;
    Name, Address,            Held with        Length of           Number of Portfolios in Fund Complex
        and Age               Portfolio       Time Served           for which person serves as Officer
-----------------------------------------------------------------------------------------------------------------
Joseph T. Malone*; 38       Vice President   Since 2004          Mr. Malone is a director and co-head of the
                            and Assistant                        mutual fund finance department of UBS
                            Treasurer                            Global AM--Americas region. From August 2000
                                                                 through June 2001, he was the controller at AEA
                                                                 Investors Inc. Mr. Malone is vice president and
                                                                 assistant treasurer of 16 investment companies
                                                                 (consisting of 33 portfolios) and vice
                                                                 president, treasurer and principal accounting
                                                                 officer of four investment companies (consisting
                                                                 of 53 portfolios) for which UBS Global
                                                                 AM--Americas region or one of its affiliates
                                                                 serves as investment advisor, sub-advisor or
                                                                 manager.

Joseph McGill*; 43          Vice President   Since 2004          Mr. McGill is an executive director and chief
                            and Chief                            compliance officer at UBS Global AM--Americas
                            Compliance                           region (since 2003). Prior to joining UBS Global
                            Officer                              AM--Americas region, he was Assistant General
                                                                 Counsel at J.P. Morgan Investment Management
                                                                 (from 1999 to 2003). Mr. McGill is a vice
                                                                 president and chief compliance officer of 20
                                                                 investment companies (consisting of 86
                                                                 portfolios) for which UBS Global AM--Americas
                                                                 region or one of its affiliates serves as
                                                                 investment advisor, sub-advisor or manager.

Eric Sanders*; 40           Vice President   Since 2005          Mr. Sanders is a director and associate general
                            and Assistant                        counsel of UBS Global AM--Americas region
                            Secretary                            (since July 2005). From 1996 until June 2005
                                                                 he held various positions at Fred Alger &
                                                                 Company, Incorporated, the most recent
                                                                 being assistant vice president and associate
                                                                 general counsel. Mr. Sanders is a vice president
                                                                 and assistant secretary of 20 investment
                                                                 companies (consisting of 86 portfolios) for
                                                                 which UBS Global AM--Americas region
                                                                 or one of its affiliates serves as investment
                                                                 advisor, sub-advisor or manager.

--------------------------------------------------------------------------------

UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONCLUDED)

                                                Term of                  Principal Occupation(s)
                             Position(s)     Office(+) and                 During Past 5 Years;
    Name, Address,            Held with        Length of           Number of Portfolios in Fund Complex
        and Age               Portfolio       Time Served           for which person serves as Officer
-----------------------------------------------------------------------------------------------------------------
Brian D. Singer**; 45       Vice President   Since 2004          Mr. Singer is chief investment officer--UBS
                                                                 Global AM--Americas region (since 2003).
                                                                 Prior to 2003, he has global head of asset
                                                                 allocation and risk management at UBS Global
                                                                 AM--Americas region. Mr. Singer is a vice
                                                                 president of two investment companies
                                                                 (consisting of two portfolios) for which UBS
                                                                 Global AM--Americas region or one of its
                                                                 affiliates serves as investment advisor,
                                                                 sub-advisor or manager.

Keith A. Weller*; 44        Vice President   Since 1995          Mr. Weller is an executive director and senior
                            and Assistant                        associate general counsel of UBS Global
                            Secretary                            AM--Americas region. Mr. Weller is a vice
                                                                 president and assistant secretary of 20
                                                                 investment companies (consisting of 86
                                                                 portfolios) for which UBS Global AM--Americas
                                                                 region or one of its affiliates serves as
                                                                 investment advisor, sub-advisor or manager.

   * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
  ** This person's business address is One North Wacker Drive, Chicago, Illinois
     60606.
 (+) Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers of the Portfolio are appointed by the trustees and serve at the pleasure of the board.
(++) Professor Feldberg is deemed an "interested person" of the Portfolio as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Portfolio may conduct transactions.

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

TRUSTEES

Richard Q. Armstrong                             Meyer Feldberg
Chairman
                                                 Bernard H. Garil
David J. Beaubien
                                                 Heather Richardson Higgins
Alan S. Bernikow

Richard R. Burt

PRINCIPAL OFFICERS

W. Douglas Beck                                  Thomas Disbrow
President                                        Vice President and Treasurer

Mark F. Kemper                                   Brian D. Singer
Vice President and Secretary                     Vice President

INVESTMENT ADVISOR, ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Portfolio unless accompanied or preceded by an effective prospectus.

(C) 2006 UBS Global Asset Management (US) Inc.
    All rights reserved.

[LOGO OF UBS]
     UBS

                                                             -------------
                                                               PRESORTED
                                                               STANDARD
                                                             U.S. POSTAGE
                                                                  PAID
                                                             COMPUTERSHARE
                                                             -------------

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, New York 10019-6114

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The registrant's Board has determined that the following person serving on the registrant's Audit Committee is an "audit committee financial expert" as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

        (a) Audit Fees:
            ----------
            For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $42,000 and $40,800, respectively.

            Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

        (b) Audit-Related Fees:
            ------------------
            In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $3,712 and $3,500, respectively.

            Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2005 and 2004 semiannual financial statements and (2) review of the consolidated 2004 and 2003 reports on the profitability of the UBS Funds to UBS Global Asset Management (US) Inc. ("UBS Global AM") and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

            There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

        (c) Tax Fees:
            --------

            In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $11,875 and $9,800, respectively.

            Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

            There were no tax fees required to be approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

        (d) All Other Fees:
            --------------
            In each of the fiscal years ended December 31, 2005 and December 31, 2004, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

            Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

            There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

        (e) (1) Audit Committee Pre-Approval Policies and Procedures:
                ----------------------------------------------------
                The registrant's Audit Committee ("audit committee") has adopted an "Audit Committee Charter (Amended and Restated as of May 12,
                2004)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

                  The [audit]Committee shall:

                  ...

                  2. Pre-approve (a) all audit and permissible non-audit
                     services(1) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [AM] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund's officers).

                     -----------

                        (1)The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services;
                        (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services;
                        (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                        Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

        (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                Audit-Related Fees:
                ------------------

                There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the registrant.

                There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

                Tax Fees:
                --------
                There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the registrant.

                There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

                All Other Fees:
                --------------
                There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the registrant.

                There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

        (f) According to E&Y, for the fiscal year ended December 31, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

        (g) For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate fees billed by E&Y of $2,854,674 and $3,127,819, respectively, for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                            2005                2004
                                            ----                ----
Covered Services                           $15,587             $13,300
Non-Covered Services                      2,839,087           3,114,519

        (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

            Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

        (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

        (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is incorporated by reference herein from Exhibit EX-99.CODE ETH to the registrant's Report on Form N-CSR filed March 10, 2004 (Accession Number: 0000950117-04-000934)(SEC File No.
            811-04919).

        (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

        (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

        (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:   /s/ W. Douglas Beck
      -------------------
      W. Douglas Beck
      President

Date: February 28, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ W. Douglas Beck
      -------------------
      W. Douglas Beck
      President

Date: February 28, 2006
      -----------------

By:   /s/ Thomas Disbrow
      ------------------
      Thomas Disbrow
      Vice President and Treasurer

Date: February 28, 2006
      -----------------